Commitments and Contingencies (Details Textual)			1 Months Ended									3 Months Ended		12 Months Ended
	Oct. 09, 2018	Apr. 02, 2018 USD ($)	Mar. 01, 2020	Dec. 12, 2019	Jul. 05, 2019	Mar. 24, 2019 USD ($) shares	Dec. 19, 2018	Nov. 21, 2018 USD ($)	Nov. 16, 2018	Dec. 31, 2015	Jan. 31, 2011	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Feb. 01, 2020 USD ($)	Feb. 01, 2020 EUR (€)	Sep. 30, 2019 USD ($)
Commitments and Contingencies (Textual)
License agreement description										The Company adopted a performance bonus plan (“PBP”) to provide incentive for Company personnel, which was modified on January 25, 2016 and April 15, 2017. Under the PBP, 5.25% of the first $14.7 million of a strategic transaction (one or more transactions that provide funds to the Company and/or its members that enable the commencement of the clinical development of AD04) will be set aside for Company’s personnel with 1.25% of funds to be awarded to the Chairman of the Board and the remainder to be awarded at the CEO’s discretion, with no more than 3.15% payout to the CEO of the Company. The maximum bonus amount to be paid out of the PBP was $771,750.
Minimum royalties accrued												$ 10,000		$ 40,000
Minimum royalties paid														20,000
Euro/US dollar exchange rate																					0.10
Shares of common stock																$ 3,436,406
Amendment diligence milestone payment														20,000
Prepaid expense																					$ 294,124
Expense																$ 1,500,000
Second Milestone [Member]
Commitments and Contingencies (Textual)
Prepaid expense																			$ 299,496
Third Milestone [Member]
Commitments and Contingencies (Textual)
Prepaid expense																	$ 297,013
Licensing & Venture Group [Member]
Commitments and Contingencies (Textual)
License agreement description											The Company paid UVA LVG a license issue fee and is obligated to pay UVA LVG (i) annual minimum royalties of $40,000 commencing in 2017; (ii) a $20,000 milestone payments upon dosing the first patient under a Phase 3 human clinical trial of a licensed product, $155,000 upon the earlier of the completion of a Phase 3 trial of a licensed product, partnering of a licensed product, or sale of the Company, $275,000 upon acceptance of an NDA by the FDA, and $1,000,000 upon approval for sale of AD04 in the U.S., Europe or Japan; as well as (iii) royalties equal to a 2% and 1% of net sales of licensed products in countries in which a valid patent exists or does not exist, respectively, with royalties paid quarterly. In the event of a sublicense to a third party, the Company is obligated to pay royalties to UVA LVG equal to a percentage of what the Company would have been required to pay to UVA LVG had it sold the products under sublicense ourselves. In addition, the Company is required to pay to UVA LVG 15% of any sublicensing income.
License agreement notice period, description											The license agreement may be terminated by UVA LVG upon sixty (60) days written notice if the Company breaches its obligations thereunder, including failing to make any milestone, failure to make required payments, or the failure to exercise diligence to bring licensed products to market.
License agreement amendment changed dates, description											The Company executed an amendment, dated December 14, 2017, which changed the dates by which the Company, using commercially reasonable efforts, was to achieve the goals of submitting a New Drug Application to the FDA for a licensed product to December 31, 2024 (from December 31, 2023) and commencing commercialization of an FDA approved product by December 31, 2025 (from December 31, 2024).
Euro [Member] | Second Milestone [Member]
Commitments and Contingencies (Textual)
Prepaid expense | €																				€ 269,938
Euro [Member] | Third Milestone [Member]
Commitments and Contingencies (Textual)
Prepaid expense | €																		€ 269,938
Service Agreemen 1 [Member]
Commitments and Contingencies (Textual)
Description of master services agreement									The Company and Crown entered into Service Agreement 1 under the MSA for a 24 week, multi-centered, randomized, double-blind, placebo-controlled, parallel-group, Phase 3 clinical study of the Company's lead compound, AD04. The MSA or a service agreement under it may be terminated by the Company, without penalty, on fourteen days written notice.
Estimated cost												34,120
Prepaid expense												473,639		214,633
Service agreement direct expenses												337,503		585,451
Service Agreemen 1 [Member] | Euro [Member]
Commitments and Contingencies (Textual)
Fee for completion of trial under service | €													€ 3,168,895		€ 3,168,895
Estimated cost | €													2,172,000
Service Order [Member]
Commitments and Contingencies (Textual)
Fee for completion of trial under service												$ 3,494,024		$ 3,557,085
Euro/US dollar exchange rate												1.1026		1.1225
Prepayment under the agreement cost								$ 505,960
Estimated cost								$ 2,400,000				$ 3,262,411		$ 3,321,292
Service Order [Member] | Euro [Member]
Commitments and Contingencies (Textual)
Estimated cost | €													€ 2,958,835		€ 2,958,835
Consulting Agreement [Member]
Commitments and Contingencies (Textual)
Contract research organizations, description				The Company entered into an Amendment (the "Amendment") to the statement of work ("SOW"). The Company had paid PEPCO $39,064 under the SOW for services rendered to date, leaving as estimated balance of $274,779 to be paid under the SOW. The Amendment provided the Company with a 20% discount on the remaining services and to fix the price of any remaining services at a total of $219,823 for all services required for the use of Brief Behavioral Compliance Enhancement Treatment (BBCET) in support of the Trial. In addition, Dr. Johnson executed a guaranty, dated December 12, 2019, of PEPCO's performance under the MSA and SOW (the "Guaranty"), together with a pledge and security agreement, dated December 12, 2019 (the "Pledge and Security Agreement"), to secure the Guaranty with 600,000 shares of the Company's common stock beneficially owned by him and a lock-up agreement, dated December 12, 2019 (the "Lock-Up"), pursuant to which he agreed not to transfer or dispose of, directly or indirectly, any shares of the Company's common stock, as currently owned by him, until after January 1, 2021. As of March 31, 2020, the Company had recognized $91,972 in expenses, of which $52,908 were charged against cash advanced under the terms of the Amendment, leaving a net prepaid expense asset of $167,095 associated with this vendor agreement.	The Company entered into a Master Services Agreement (the "MSA") and attached statement of work with Psychological Education Publishing Company ("PEPCO") to administer a behavioral therapy program during the Company's upcoming Phase 3 clinical trial. PEPCO is owned by a related party, Dr. Bankole Johnson, the Company's Chief Medical Officer, and currently the largest stockholder in the Company. It is anticipated that the compensation to be paid to PEPCO for services under the MSA will total approximately $300,000, of which shares of the Company's common stock having a value equal to twenty percent (20%) of this total can be issued to Dr. Johnson in lieu of cash payment.							The Company had recognized $91,972 in expenses, of which $52,908 were charged against cash advanced under the terms of the Amendment, leaving a net prepaid expense asset of $167,095 associated with this vendor agreement.	The Company had recognized $91,972 in expenses, of which $52,908 were charged against cash advanced under the terms of the Amendment, leaving a net prepaid expense asset of $167,095 associated with this vendor agreement.
Vendor Agreement [Member]
Commitments and Contingencies (Textual)
Vendor Agreements, description														The Company has entered into a number of agreements and work orders for future consulting, clinical trial support, and testing services, with terms ranging between 12 and 30 months. These agreements, in aggregate, commit the Company to approximately $1.4 million in future cash.	The Company has entered into a number of agreements and work orders for future consulting, clinical trial support, and testing services, with terms ranging between 12 and 30 months. These agreements, in aggregate, commit the Company to approximately $1.4 million in future cash.
Office Service Agreement [Member]
Commitments and Contingencies (Textual)
License agreement description							The Company entered into an office service agreement with the University of Virginia Foundation for the use of an office and a workstation located at 1001 Research Park Boulevard, Suite 100, Charlottesville, VA 22911. The Company agreed to pay a fee of $1,150 per month for use of these facilities. The agreement is on a month-to-month basis. For the year ended December 31, 2019, the Company rent expense associated with this agreement, including continuing month-to-month payments after the expiration of the agreement, was approximately $12,650.
License and Membership Agreement [Member]
Commitments and Contingencies (Textual)
License agreement description	The Company agreed to pay a monthly fee of $1,152 for membership and use of these facilities, committing to do so for a term of one year. At the end of this period, the agreement reverted to a month-to-month rental of a dedicated desk space, without office, for a monthly fee of $393 per month. In the year ended December 31, 2019, the Company rent expense associated with this agreement was approximately $12,304.		The Company entered into a sublease with Purnovate, LLC, a private company in which the Company's CEO has a 35% financial interest for the lease of three offices at 1180 Seminole Trail, Suite 495, Charlottesville, VA 22901. The lease has a term of two years, and the monthly rent is $1,400. In the three months ended March 31, 2020, the rent expense associated with this lease was $1,400.
Consulting Agreement [Member] | Bankole A. Johnson [Member]
Commitments and Contingencies (Textual)
Consultant fees												$ 93,750		$ 676,664
Annual salary						$ 375,000
Option to purchase | shares						250,000
BonusReceived						$ 250,000
Directors and Officers [Member]
Commitments and Contingencies (Textual)
Shares of common stock		$ 292,309